Intangible Assets Including Goodwill (Tables)	12 Months Ended
Dec. 31, 2019
Intangible Assets Including Goodwill
Intangible asset balances by major asset class

($ in millions)	Gross Carrying	Accumulated	Net Carrying
At December 31, 2019:*	Amount	Amortization	Amount
Intangible asset class
Capitalized software	$1,749	$(743)	$1,006
Client relationships	8,921	(1,433)	7,488
Completed technology	6,261	(1,400)	4,861
Patents/trademarks	2,301	(445)	1,856
Other**	56	(31)	24
Total	$19,287	$(4,052)	$15,235

($ in millions)	Gross Carrying	Accumulated	Net Carrying
At December 31, 2018:	Amount	Amortization	Amount
Intangible asset class
Capitalized software	$1,568	$(629)	$939
Client relationships	2,068	(1,123)	945
Completed technology	2,156	(1,296)	860
Patents/trademarks	641	(330)	311
Other**	56	(23)	32
Total	$6,489	$(3,402)	$3,087

*   Amounts as of December 31, 2019 include a decrease of $42 million in net intangible asset balances due to foreign currency translation. There was no foreign currency impact on net intangible assets for the year ended December 31, 2018.

** Other intangibles are primarily acquired proprietary and nonproprietary business processes, methodologies and systems.

Intangible assets acquired as allocated	($ in millions)
Intangible assets, future amortization expense

	Capitalized	Acquired
($ in millions)	Software	Intangibles	Total
2020	$529	$1,855	$2,384
2021	352	1,747	2,099
2022	123	1,684	1,808
2023	1	1,371	1,372
2024	0	1,322	1,322
Thereafter	—	6,250	6,250

Changes in goodwill balances by reportable segment

					Foreign
					Currency
	Balance		Purchase		Translation	Balance
($ in millions)	January 1,	Goodwill	Price		and Other	December 31,
Segment	2019	Additions	Adjustments	Divestitures	Adjustments**	2019
Cloud & Cognitive Software	$24,594	$18,399	$133	$(131)	$41	$43,037
Global Business Services	4,711	1,059	1	(1)	5	5,775
Global Technology Services	3,988	3,119	—	—	34	7,141
Systems	1,847	525	(110)	—	7	2,270
Other—divested businesses	1,126	—	—	(1,126)	—	—
Total	$36,265	$23,102	$24	$(1,257)	$87	$58,222

					Foreign
					Currency
	Balance		Purchase		Translation	Balance
($ in millions)	January 1,	Goodwill	Price		and Other	December 31,
Segment	2018	Additions	Adjustments	Divestitures	Adjustments**	2018
Cloud & Cognitive Software*	$24,973	$9	$0	$(1)	$(388)	$24,594
Global Business Services*	4,782	24	(3)	—	(92)	4,711
Global Technology Services*	4,044	—	0	—	(56)	3,988
Systems	1,862	—	0	—	(15)	1,847
Other—divested businesses*	1,127	1	0	0	(2)	1,126
Total	$36,788	$34	$(3)	$(1)	$(553)	$36,265

*   Recast to conform to 2019 presentation.

** Primarily driven by foreign currency translation.